Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Members' Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Non-Controlling Interests	Class A common stock	Class B common stock	Class C common stock	Class D common stock	Total
Members' capital end of period (Predecessor) at Dec. 31, 2017	$ 999,735		$ (13,267)							$ 986,468
Comprehensive income:
Capital distributions | Predecessor	(25,000)									(25,000)
Net income | Predecessor	45,308									45,308
Foreign currency translation adjustments | Predecessor			1,928							1,928
Members' capital end of period (Predecessor) at Mar. 31, 2018	1,020,043		(11,339)							1,008,704
Members' capital beginning of period (Predecessor) at Dec. 31, 2017	999,735		(13,267)							986,468
Comprehensive income:
Net income | Predecessor										84,205
Members' capital end of period (Predecessor) at Jun. 30, 2018	1,003,940		(15,325)							988,615
Members' capital beginning of period (Predecessor) at Dec. 31, 2017	999,735		(13,267)							986,468
Members' capital beginning of period (Predecessor) at Mar. 31, 2018	1,020,043		(11,339)							1,008,704
Comprehensive income:
Capital distributions | Predecessor	(55,000)									(55,000)
Net income | Predecessor	38,897									38,897
Foreign currency translation adjustments | Predecessor			(3,986)							(3,986)
Members' capital end of period (Predecessor) at Jun. 30, 2018	1,003,940		(15,325)							988,615
Members' capital end of period at Dec. 31, 2018	4,573,200
Equity at end of period at Dec. 31, 2018			(866)							4,572,334
Comprehensive income:
Adjustment to Class C Shares and Class P shares in mezzanine capital	(2,369)									(2,369)
Capital distributions	(20,000)									(20,000)
Stock-based compensation	4,674									4,674
Net income	42,352									42,352
Foreign currency translation adjustments			988							988
Members' capital end of period at Mar. 31, 2019	4,597,857
Equity at end of period at Mar. 31, 2019			122							4,597,979
Members' capital beginning of period at Dec. 31, 2018	4,573,200
Equity at beginning of period at Dec. 31, 2018			(866)							4,572,334
Comprehensive income:
Net income										67,168
Equity at end of period at Jun. 30, 2019		$ 2,846,681	(525)	$ 1,393	$ 1,607,249		$ 1		$ 1	4,454,800
Equity at end of period (in shares) at Jun. 30, 2019						46,000,000	96,933,192	10,006,269	69,282,736
Members' capital beginning of period at Mar. 31, 2019	4,597,857
Equity at beginning of period at Mar. 31, 2019			122							4,597,979
Comprehensive income:
Effect of the reorganization transactions	(4,497,857)	4,521,132								23,275
Issuance of common stock, net of offering costs and cancellations		(15,856)					$ 1		$ 1	(15,854)
Issuance of common stock, net of offering costs and cancellations (in shares)						46,000,000	96,933,192	10,006,269	69,282,736
Tax receivable agreement liability and deferred taxes arising from the reorganization transactions and IPO		(78,232)								(78,232)
Allocation of equity to non-controlling interests		(1,607,529)			1,607,529
Distributions to non-controlling interests					(11,909)					(11,909)
Dividends ($0.08 per share)				(11,435)						(11,435)
Capital distributions	$ (100,000)									(100,000)
Share-based compensation expense under the PRSU Plan		6,763								6,763
Share-based compensation expense under the Option Plan		20,403								20,403
Net income				12,828	11,988					24,816
Foreign currency translation adjustments			(647)		(359)					(1,006)
Equity at end of period at Jun. 30, 2019		$ 2,846,681	$ (525)	$ 1,393	$ 1,607,249		$ 1		$ 1	$ 4,454,800
Equity at end of period (in shares) at Jun. 30, 2019						46,000,000	96,933,192	10,006,269	69,282,736